Investments - Investment in associated companies (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investment in associated companies
Investment in associated companies	$ 86,720	$ 82,133
National Rural Utilities Cooperative Finance Corporation (CFC)
Investment in associated companies
Investment in associated companies	23,983	24,068
CT Parts, LLC
Investment in associated companies
Investment in associated companies	6,561	6,568
Georgia Transmission Corporation
Investment in associated companies
Investment in associated companies	44,936	40,806
Georgia System Operations Corporation
Investment in associated companies
Investment in associated companies	7,250	6,500
Other
Investment in associated companies
Investment in associated companies	$ 3,990	$ 4,191